UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$296,599,218
Cash	402,018
Collateral for securities loaned	58,015,723
Dividends receivable	223,648
Subscriptions receivable	440,642
Receivable for investments sold	972,307

Total assets	356,653,556

LIABILITIES:
Due to investment adviser	250,702
Payable upon return of securities loaned	58,015,723
Redemptions payable	829,881
Payable for investments purchased	507,756

Total liabilities	59,604,062

NET ASSETS	$297,049,494

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,267,246
Additional paid-in capital	218,786,573
Net unrealized appreciation on investments	56,667,641
Undistributed net investment income	36,949
Accumulated net realized gain on investments	20,291,085

NET ASSETS	$297,049,494

NET ASSET VALUE PER OUTSTANDING SHARE	$23.44
(Offering and Redemption Price)
SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	12,672,459

(1) Cost of investments in securities:	$239,931,577
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$299,201
Income from securities lending	36,560
Dividends	1,325,542

Total income	1,661,303

EXPENSES:
Audit fees	7,836
Bank and custodial fees	13,444
Investment administration	66,754
Management fees	1,396,253
Other expenses	12,853

Net expenses	1,497,140

NET INVESTMENT INCOME	164,163

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	15,290,748
Change in net unrealized appreciation on investments	11,965,938

Net realized and unrealized gain on investments	27,256,686

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,420,849
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$164,163	$1,437,595
Net realized gain on investments	15,290,748	27,370,010
Change in net unrealized appreciation on investments	11,965,938	9,119,390
	0	0
Net increase in net assets resulting from operations	27,420,849	37,926,995

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(127,214)	(1,209,692)
From net realized gains	0	(25,466,427)

Total distributions	(127,214)	(26,676,119)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	70,192,723	147,916,685
Reinvestment of distributions	127,214	26,676,119
Redemptions of shares	(65,594,450)	(108,169,999)

Net increase in net assets resulting from share transactions	4,725,487	66,422,805

Total increase in net assets	32,019,122	77,673,681
NET ASSETS:
Beginning of period	265,030,372	187,356,691

End of period (1)	$297,049,494	$265,030,372
	0	0
OTHER INFORMATION:
SHARES:
Sold	3,128,412	6,775,048
Issued in reinvestment of distributions	5,427	1,264,215
Redeemed	(2,917,312)	(4,920,965)

Net increase	216,527	3,118,298

(1) Including undistributed net investment income	$36,949	$0
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$21.28		$20.06	$20.79	$18.81	$14.02	$17.06
Income from Investment Operations
Net investment income	0.01		0.11	0.08	0.03	0.01	0.03
Net realized and unrealized gain (loss)	2.16		3.46	1.17	4.09	4.79	(2.98)

Total Income (Loss) From
Investment Operations	2.17		3.57	1.25	4.12	4.80	(2.95)
Less Distributions
From net investment income	(0.01)		(0.11)	(0.08)	(0.03)	(0.01)	(0.03)
From net realized gains	0.00		(2.24)	(1.90)	(2.11)	0.00	(0.06)

Total Distributions	(0.01)		(2.35)	(1.98)	(2.14)	(0.01)	(0.09)

Net Asset Value, End of Period	$23.44		$21.28	$20.06	$20.79	$18.81	$14.02

Total Return	10.20%	w	18.02%	6.08%	22.16%	34.28%	(14.49%)

Net Assets, End of Period ($000)	$297,049		$265,030	$187,357	$165,900	$139,890	$123,140
Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.07%	*	1.09%	1.09%	1.09%	1.10%	1.09%
- After Reimbursement #	1.07%	*	1.09%	1.09%	1.09%	1.10%	1.08%
Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	0.12%	*	0.59%	0.43%	0.23%	0.09%	0.32%
- After Reimbursement #	0.12%	*	0.59%	0.43%	0.23%	0.09%	0.33%
Portfolio Turnover Rate	27.75%	w	60.84%	62.49%	64.38%	70.82%	89.28%
#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 3.27%
66,244 AAR Corp ^^*	2,186,714
53,072 Argon ST Inc ^^*	1,231,801
74,964 Moog Inc*	3,306,662
64,474 Teledyne Technologies Inc*	2,962,580
$9,687,757

AUTO PARTS & EQUIPMENT --- 0.98%
63,447 Commercial Vehicle Group Inc*	1,182,018
86,995 Gentex Corp ^^	1,712,932
$2,894,950

AUTOMOBILES --- 0.55%
24,116 Lithia Motors Inc ^^	611,099
34,550 Winnebago Industries Inc ^^	1,019,916
$1,631,015

BANKS --- 5.75%
119,248 CVB Financial Corp ^^	1,326,038
60,053 East West Bancorp Inc	2,334,861
35,238 First Community Bancorp	2,015,966
43,940 First Midwest Bancorp Inc ^^	1,560,309
90,559 First State Bancorp	1,928,001
34,437 Iberiabank Corp	1,702,910
32,186 Pennsylvania Commerce Bancorp Inc ^^*	908,611
66,326 Signature Bank ^^*	2,261,717
138,101 Sterling Bancshares Inc	1,561,922
55,693 United Community Banks Inc ^^	1,441,892
$17,042,227

BIOTECHNOLOGY --- 0.53%
59,397 PerkinElmer Inc	1,547,886
$1,547,886

BROADCAST/MEDIA --- 2.01%
51,518 General Cable Corp ^^ *	3,902,489
158,135 Journal Communications Inc	2,057,336
$5,959,825

BUILDING MATERIALS --- 2.40%
56,931 Armstrong World Industries Inc ^^*	2,855,090
22,787 Eagle Materials Inc ^^	1,117,702
60,961 Griffon Corp ^^*	1,327,731
23,108 Texas Industries Inc ^^	1,811,898
$7,112,421

CHEMICALS --- 2.55%
41,821 Cytec Industries Inc	2,666,925
20,174 FMC Corp	1,803,354
24,256 Minerals Technologies Inc ^^	1,623,939
55,169 Spartech Corp	1,464,737
$7,558,955

COMMUNICATIONS - EQUIPMENT --- 1.51%
36,736 ADTRAN Inc ^^	954,034
60,037 CommScope Inc ^^*	3,503,159
$4,457,193

COMPUTER HARDWARE & SYSTEMS --- 1.18%
86,789 Electronics for Imaging Inc*	2,449,186
28,771 Imation Corp	1,060,499
$3,509,685

COMPUTER SOFTWARE & SERVICES --- 3.58%
110,319 Alloy Inc*	1,103,190
58,232 Epicor Software Corp*	865,910
103,101 InterVoice Inc*	858,831
138,104 Perot Systems Corp Class A ^^*	2,349,149
56,959 Progress Software Corp*	1,810,727
70,669 Quest Software Inc*	1,144,131
95,127 Radiant Systems Inc ^^*	1,259,481
51,538 Sybase Inc*	1,231,243
$10,622,662

COSMETICS & PERSONAL CARE --- 0.80%
99,620 Alberto-Culver Co	2,362,986
$2,362,986

ELECTRIC COMPANIES --- 2.21%
42,957 ALLETE Inc	2,021,127
35,291 ITC Holdings Corp	1,433,873
56,955 NorthWestern Corp	1,811,739
47,405 Portland General Electric Co	1,300,793
$6,567,532

ELECTRONIC INSTRUMENTS & EQUIP --- 5.84%
38,150 Anixter International Inc ^^*	2,869,262

54,500 Arrow International Inc ^^	2,086,260
52,367 Excel Technology Inc ^^*	1,463,134
3,740 Faro Technologies Inc ^^*	119,156
42,777 Hubbell Inc Class B ^^	2,319,369
75,620 II-IV Inc*	2,054,595
177,584 KEMET Corp ^^*	1,251,967
4,022 Keithley Instruments Inc	50,476
43,110 Lamson & Sessions Co ^^*	1,145,433
47,271 Littelfuse Inc*	1,596,342
23,444 Rofin-Sinar Technologies Inc*	1,617,636
51,446 X-Rite Inc	759,857
$17,333,487

ELECTRONICS - SEMICONDUCTOR -- 3.13%
64,563 Cohu Inc	1,436,527
31,280 Diodes Inc ^^*	1,306,566
175,652 Entegris Inc ^^*	2,086,746
80,747 Fairchild Semiconductor International Inc ^^*	1,560,032
54,433 Pericom Semiconductor Corp*	607,472
80,191 Verigy Ltd*	2,294,265
$9,291,608

ENGINEERING & CONSTRUCTION --- 1.61%
22,686 ESCO Technologies Inc ^^*	822,594
96,765 Insituform Technologies Inc Class A ^^*	2,110,445
49,898 Michael Baker Corp*	1,853,711
$4,786,750

FINANCIAL SERVICES --- 2.76%
85,310 Dollar Financial Corp*	2,431,335
67,488 Interactive Data Corp	1,807,329
65,529 JMP Group Inc*	684,778
70,633 National Financial Partners Corp ^^	3,271,014
$8,194,456

FOOD & BEVERAGES --- 1.30%
46,040 J&J Snack Foods Corp	1,737,550
39,895 Ralcorp Holdings Inc*	2,132,388
$3,869,938

GOLD, METALS & MINING --- 1.90%
31,463 Chaparral Steel Co	2,261,246
9,356 Haynes International Inc ^^*	789,927
45,966 Reliance Steel & Aluminum Co	2,586,047
$5,637,220

HEALTH CARE RELATED --- 1.17%
2,555 CorVel Corp*	66,788

114,502 Health Management Associates Inc Class A	1,300,743
26,657 Healthspring Inc*	508,082
104,066 Option Care Inc ^^	1,602,616
$3,478,229

HOUSEHOLD GOODS --- 0.24%
43,243 Sealy Corp ^^	714,374
$714,374

INSURANCE RELATED --- 5.14%
158,181 American Equity Investment Life Holding Co ^^	1,910,826
61,801 Delphi Financial Group Inc Class A	2,583,900
70,465 Employers Holdings Inc	1,496,677
67,766 First Mercury Financial Corp*	1,421,053
34,279 Midland Co	1,609,056
39,384 Navigators Group Inc*	2,122,798
40,515 RLI Corp ^^	2,266,814
52,033 United Fire & Casualty Co ^^	1,840,928
$15,252,052

INVESTMENT BANK/BROKERAGE FIRM --- 0.92%
40,043 Penson Worldwide Inc*	982,255
29,706 Stifel Financial Corp ^^*	1,749,386
$2,731,641

LEISURE & ENTERTAINMENT --- 1.50%
96,146 Live Nation ^^*	2,151,747
49,293 National CineMedia Inc*	1,380,697
26,264 Steinway Musical Instruments Inc	908,472
$4,440,916

MACHINERY --- 3.04%
67,138 Albany International Corp Class A ^^	2,715,061
62,017 CLARCOR Inc	2,321,296
50,387 Harsco Corp	2,620,124
27,079 Nordson Corp	1,358,283
$9,014,764

MANUFACTURING --- 4.32%
50,063 Actuant Corp Class A	3,156,973
52,157 Barnes Group Inc	1,652,334
33,963 LB Foster Co ^^*	974,059
92,148 McGrath Rentcorp ^^	3,104,466
114,713 Mueller Water Products Inc ^^	1,957,004
47,764 RBC Bearings Inc*	1,970,265
$12,815,101

MEDICAL PRODUCTS -- 0.62%

38,917 West Pharmaceutical Services Inc	1,834,937
$1,834,937

MISCELLANEOUS --- 0.21%
22,016 Walter Industries Inc ^^	637,583
$637,583

OIL & GAS --- 4.99%
18,860 ATP Oil & Gas Corp ^^*	917,350
45,656 Denbury Resources Inc ^^*	1,712,100
60,259 Dresser-Rand Group Inc*	2,380,231
84,199 Helix Energy Solutions Group Inc*	3,360,382
91,622 Mariner Energy Inc*	2,221,834
42,052 Oceaneering International Inc*	2,213,617
49,267 Penn Virginia Corp ^^	1,980,533
$14,786,047

PAPER & FOREST PRODUCTS --- 0.40%
37,779 Rock-Tenn Co Class A	1,198,350
$1,198,350

PERSONAL LOANS --- 0.73%
92,562 First Cash Financial Services Inc ^^*	2,169,653
$2,169,653

PHARMACEUTICALS --- 0.90%
63,527 Perrigo Co ^^	1,243,859
60,248 Sciele Pharma Inc ^^*	1,419,443
$2,663,302

POLLUTION CONTROL --- 1.23%
59,674 American Ecology Corp ^^	1,278,217
78,858 Waste Connections Inc	2,384,666
$3,662,883

PRINTING & PUBLISHING --- 1.08%
66,331 John Wiley & Sons Inc Class A	3,203,124
$3,203,124

RAILROADS 0.4%
44,332 Genesee & Wyoming Inc*	1,322,867
$1,322,867

REAL ESTATE --- 3.95%
80,024 BioMed Realty Trust Inc REIT ^^	2,010,203
50,783 Corporate Office Properties Trust REIT ^^	2,082,103
34,791 Health Care Inc REIT ^^	1,404,165
116,773 Kite Realty Group Trust REIT ^^	2,221,022

56,328 LaSalle Hotel Properties REIT	2,445,762
36,117 Potlatch Corp REIT	1,554,837
$11,718,092

RESTAURANTS --- 2.15%
51,120 Bob Evans Farms Inc	1,883,772
40,783 CEC Entertainment Inc*	1,435,562
183,300 Cosi Inc ^^*	835,848
37,520 Mortons Restaurant Group Inc*	679,487
97,659 Triarc Cos Inc	1,533,246
$6,367,915

RETAIL --- 5.66%
53,575 Casey's General Stores Inc	1,460,455
72,156 Dollar Tree Stores Inc*	3,142,394
79,395 Jo-Ann Stores Inc*	2,257,200
134,664 Pier 1 Imports Inc ^^	1,143,297
62,119 Rent-A-Center Inc*	1,629,381
151,985 Sally Beauty Holdings Inc ^^*	1,367,865
78,974 Sonic Automotive Inc ^^	2,287,877
119,387 Winn-Dixie Stores Inc ^^*	3,498,039
$16,786,508

SPECIALIZED SERVICES --- 6.26%
122,960 Advanta Corp Class A ^^	3,828,974
117,735 Broadridge Financial Solutions Inc	2,251,093
21,245 Harte-Hanks Inc	545,572
45,039 Navigant Consulting Inc*	835,473
141,342 Rollins Inc	3,218,357
52,922 Standard Parking Corp*	1,859,150
36,978 Vertrue Inc*	1,803,787
123,398 Wright Express Corp*	4,228,845
$18,571,251

TELEPHONE & TELECOMMUNICATIONS --- 2.14%
92,121 Anaren Microwave Inc*	1,622,251
111,630 Harris Stratex Networks Inc ^^*	2,007,107
21,245 Iowa Telecommunications Services Inc ^^	482,899
189,165 Sirenza Microdevices Inc ^^*	2,245,389
$6,357,646

TEXTILES --- 1.56%
101,828 Fossil Inc*	3,002,908
59,642 Hanesbrands Inc ^^*	1,612,123
$4,615,031

TRANSPORTATION --- 1.57%
64,043 Celadon Group Inc ^^*	1,018,284

76,722 Genesis Lease Ltd	2,102,183
44,111 Laidlaw International Inc	1,524,035
$4,644,502

UTILITIES --- 1.21%
131,758 UGI Corp	3,594,358
$3,594,358

WATER -- 0.67%
33,522 American States Water Co ^^	1,192,378
41,434 Middlesex Water Co	795,947
$1,988,325

TOTAL COMMON STOCK --- 95.97%	$284,638,004
(Cost $227,970,363)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

9,965,000 Federal Home Loan Bank	9,962,343
4.870% July 2,2007
1,000,000 Federal Home Loan Bank	999,577
5.150% July 3, 2007
1,000,000 Federal Home Loan Bank	999,294
5.160% July 5, 2007

TOTAL SHORT-TERM INVESTMENTS --- 4.03%	$11,961,214
(Cost $11,961,214)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%	$296,599,218
(Cost $239,931,577)

Legend

* Non-income Producing Security

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at June 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement,

5.42%, to be repurchased on 07/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim Loomis Sayles Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $75,698,289 and $75,313,647, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $240,002,987. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $59,603,968 and gross depreciation of securities in which there was an excess of tax cost over value of $3,007,737, resulting in net appreciation of $56,596,231.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2007, the Portfolio had securities on loan valued at $57,630,809 and received collateral of $58,015,723 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.          CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007